Significant Accounting Policies and Practices (Details Textual) - shares	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Mar. 31, 2016
Significant Accounting Policies and Practices (Textual)
Warrants outstanding	0	50,000	1,200,000
Anti-dilutive shares issued	1,376,616	1,009,442	136,753